SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segment Reporting (Details)		12 Months Ended
	Apr. 14, 2020	Oct. 31, 2020 segment
Segment Reporting
Reportable business segments		1
Reverse Stock Split
Reverse stock split ratio	0.5